Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Jan. 03, 2009	Sep. 30, 2013	Dec. 31, 2012 acre	Dec. 31, 2011	Dec. 31, 2010	Jan. 01, 2009
Significant Accounting Policies
Built-in Gains on Land Upon REIT Election			$ 17,600,000			$ 18,300,000
Taxable periods of built-in gains upon REIT election	10 years
Provision for federal income taxes		0
Restricted cash and cash equivalents		1,287,201	2,050,063	6,762,246
Amortization of Financing Costs			1,700,000	500,000	1,200,000
Timberland Harvest Cycle			30 years
Timberland managed			288,800
Internal Revenue Service (IRS)
Significant Accounting Policies
Requirement to distribute taxable income (percent)		90.00%	90.00%
Operating Loss Carryforwards			104,000,000
Internal Revenue Service (IRS) | Maximum
Significant Accounting Policies
Limit on investments in taxable real estate investments trusts (percent)		25.00%	25.00%
State and Local Jurisdiction
Significant Accounting Policies
Operating Loss Carryforwards			87,600,000
Cash From Operations
Significant Accounting Policies
Restricted cash and cash equivalents				2,900,000
Equity Raise Proceeds
Significant Accounting Policies
Restricted cash and cash equivalents				$ 3,900,000